BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (1-mo. LIBOR
USD at 0.26% Floor + 0.26%), 5.11%,
05/25/37
(a)
..................... USD 44 $ 7,600
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. LIBOR USD at 0.48%
Floor + 0.48%), 5.33%, 05/25/35
(a)
..... 52 44,832
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 49 6,596
Series 2000-A, Class A4, 8.29%, 06/15/30 35 5,027
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (1-mo. LIBOR
USD at 1.73% Floor + 1.73%), 6.57%,
08/25/34 .................... —
(b)
481
Series 2007-HE2, Class 22A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
03/25/37 .................... 11 9,975
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
03/25/37 .................... 19 16,978
Series 2007-HE3, Class 1A3, (1-mo. LIBOR
USD at 0.25% Floor + 0.25%), 5.10%,
04/25/37 .................... 34 47,564
Carrington Mortgage Loan Trust, Series
2006-NC4, Class A3, (1-mo. LIBOR USD
at 0.16% Floor and 12.50% Cap + 0.16%),
5.01%, 10/25/36
(a)
................ 32 30,436
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo.
LIBOR USD at 0.20% Floor + 0.20%),
5.05%, 05/25/37 ............... 140 92,192
Series 2007-AHL2, Class A3C, (1-mo.
LIBOR USD at 0.27% Floor + 0.27%),
5.12%, 05/25/37 ............... 63 41,946
Conseco Finance Corp.
Series 1998-8, Class A1, 6.28%, 09/01/30 —
(b)
462
Series 2001-D, Class B1, (1-mo. LIBOR
USD at 2.50% Floor and 15.00% Cap +
2.50%), 7.18%, 11/15/32
(a)
........ 6 7,415
Conseco Finance Securitizations Corp., Series
2000-5, Class A6, 7.96%, 05/01/31 ..... 36 11,087
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. LIBOR USD at
0.22% Floor + 0.22%), 5.07%, 12/25/25
(a)
—
(b)
577
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
..................... 14 14,173
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.73%,
01/25/29
(c)
................... 2 2,294
Series 2006-S5, Class A5, 6.16%, 06/25/35 2 2,450
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(d)
Series 2006-RES, Class 4Q1B, (1-mo.
LIBOR USD at 0.30% Floor and 16.00%
Cap + 0.30%), 4.98%, 12/15/33 ..... 4 4,030
Series 2006-RES, Class 5B1A, (1-mo.
LIBOR USD at 0.19% Floor and 16.00%
Cap + 0.19%), 4.87%, 05/15/35 ..... 10 9,636
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. LIBOR
USD at 0.18% Floor and 16.00% Cap +
0.18%), 4.86%, 05/15/35 ......... 3 3,296
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-H, Class 1A, (1-mo. LIBOR
USD at 0.15% Floor and 16.00% Cap +
0.15%), 4.83%, 11/15/36 .......... USD 6 $ 6,262
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (1-mo. LIBOR USD
at 0.60% Floor + 0.60%), 5.45%, 01/25/36
(a)
41 34,469
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.25%,
01/25/47 .................... 21 10,696
Series 2007-HS1, Class M6, (1-mo. LIBOR
USD at 3.38% Floor + 3.38%), 8.22%,
02/25/47 .................... 25 23,218
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. LIBOR USD at 0.30% Floor +
0.30%), 5.15%, 05/25/37
(a)
.......... 30 22,730
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (1-mo. LIBOR USD at 0.23%
Floor + 0.23%), 5.08%, 05/25/37
(a)
..... 620 155,022
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
47 46,900
Series 2002-A, Class C, 0.00%, 06/15/33 4 3,554
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (1-mo. LIBOR
USD at 0.30% Floor + 0.30%), 5.15%,
06/25/36 .................... 21 9,767
Series 2006-7, Class 2A3, (1-mo. LIBOR
USD at 0.32% Floor + 0.32%), 5.17%,
08/25/36 .................... 13 5,512
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (1-mo.
LIBOR USD at 0.48% Floor + 0.48%),
5.33%, 05/25/37
(a)
................ 18 13,300
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE1, Class A2MZ, (1-mo.
LIBOR USD at 0.60% Floor + 0.60%),
5.45%, 12/25/34
(a)
................ 78 67,676
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
... 9 4,657
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. LIBOR
USD at 0.21% Floor + 0.21%), 5.06%,
03/25/37
(a)
................... 40 30,945
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
................... 32 26,508
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
................... 35 30,937
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 5.88%, 10/15/37
(a)(d)
......... 10 9,407
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
........ 26 22,354
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (1-mo. LIBOR USD at
0.32% Floor + 0.32%), 5.17%, 07/25/36
(a)
16 3,454
Total Asset-Backed Securities — 0.2%
(Cost: $1,123,597) .............................. 886,415

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.2%
BAE Systems plc ................... 1,424 $ 17,225
Saab AB, Class B .................. 8,264 502,047
Textron, Inc. ...................... 3,409 240,778
Thales SA ........................ 1,546 228,571
988,621
Air Freight & Logistics — 0.4%
CJ Logistics Corp. .................. 771 47,411
Deutsche Post AG (Registered) ......... 11,435 535,566
Expeditors International of Washington, Inc. . 152 16,738
Nippon Express Holdings, Inc. .......... 300 18,102
United Parcel Service, Inc., Class B ...... 5,879 1,140,467
1,758,284
Automobile Components — 0.2%
BorgWarner, Inc. ................... 8,895 436,833
Fuyao Glass Industry Group Co. Ltd., Class H
(d)
(e)
........................... 16,000 69,765
Hankook Tire & Technology Co. Ltd. ...... 1,543 41,272
HL Mando Co. Ltd. .................. 1,832 64,882
Hu Lane Associate, Inc. .............. 18,000 84,693
Hyundai Mobis Co. Ltd. ............... 273 45,343
Lear Corp. ....................... 218 30,409
Valeo ........................... 2,242 46,005
819,202
Automobiles — 1.5%
BYD Co. Ltd., Class A ................ 39,700 1,478,796
BYD Co. Ltd., Class H ............... 10,500 308,870
Ford Motor Co. .................... 47,194 594,644
General Motors Co. ................. 11,435 419,436
Mercedes-Benz Group AG ............. 23,677 1,820,827
Mitsubishi Motors Corp.
(f)
.............. 38,300 150,933
Renault SA
(f)
...................... 1,195 48,704
Suzuki Motor Corp. ................. 300 10,925
Tesla, Inc.
(f)
....................... 9,026 1,872,534
6,705,669
Banks — 3.0%
ABN AMRO Bank NV, CVA
(d)(e)
.......... 2,398 38,026
Banco Bilbao Vizcaya Argentaria SA ...... 120,171 859,146
Banco Bradesco SA
(f)
................ 3,121 7,303
Banco do Brasil SA ................. 10,849 83,779
Bancolombia SA ................... 4,068 30,565
Bank of America Corp. ............... 19,460 556,556
Bank of Nova Scotia (The)
(g)
........... 23,804 1,198,919
Bank Polska Kasa Opieki SA ........... 4,536 90,236
BAWAG Group AG
(d)(e)(f)
............... 301 14,619
China Merchants Bank Co. Ltd., Class H ... 54,000 274,213
Citigroup, Inc. ..................... 24,765 1,161,231
Commonwealth Bank of Australia ........ 439 28,985
Grupo Financiero Banorte SAB de CV, Class O 36,913 310,790
JPMorgan Chase & Co. .............. 4,110 535,574
KakaoBank Corp. .................. 294 5,495
Mediobanca Banca di Credito Finanziario SpA 13,291 133,560
Mitsubishi UFJ Financial Group, Inc. ...... 22,200 142,272
Mizuho Financial Group, Inc. ........... 2,200 31,169
National Australia Bank Ltd. ............ 37,721 702,869
Raiffeisen Bank International AG
(f)
........ 20,683 317,509
Royal Bank of Canada ............... 11,425 1,092,624
Societe Generale SA ................ 22,823 514,233
Swedbank AB, Class A ............... 6,559 107,860
Toronto-Dominion Bank (The) .......... 17,372 1,040,521
UniCredit SpA ..................... 24,327 458,512
US Bancorp ...................... 34,564 1,246,032
Security
Shares
Shares Value
Banks (continued)
Wells Fargo & Co. .................. 14,131 $ 528,217
Westpac Banking Corp. .............. 108,260 1,576,223
13,087,038
Beverages — 1.6%
Ambev SA ....................... 115,092 326,307
Anadolu Efes Biracilik ve Malt Sanayii A/S,
Class A ....................... 21,512 71,983
Arca Continental SAB de CV ........... 4,068 36,883
Carlsberg A/S, Class B ............... 2,863 444,243
China Resources Beer Holdings Co. Ltd. ... 6,000 48,200
Coca-Cola Co. (The) ................ 41,911 2,599,739
Coca-Cola Femsa SAB de CV .......... 18,197 146,253
Coca-Cola Icecek A/S ................ 598 6,351
Davide Campari-Milano NV ............ 7,856 95,858
PepsiCo, Inc. ..................... 13,659 2,490,036
Pernod Ricard SA .................. 3,158 715,069
Suntory Beverage & Food Ltd. .......... 700 26,074
Tsingtao Brewery Co. Ltd., Class H ....... 2,000 21,860
7,028,856
Biotechnology — 0.9%
AbbVie, Inc. ...................... 6,501 1,036,064
Amgen, Inc. ...................... 2,681 648,132
BeiGene Ltd.
(f)
..................... 900 14,980
Biogen, Inc.
(f)
...................... 476 132,342
Celltrion, Inc. ...................... 427 49,356
CSL Ltd. ......................... 1,350 261,455
Genmab A/S
(f)
..................... 579 218,865
Gilead Sciences, Inc. ................ 6,644 551,253
Incyte Corp.
(f)
..................... 2,407 173,954
Innovent Biologics, Inc.
(d)(e)(f)
............ 26,000 116,623
Moderna, Inc.
(f)
.................... 539 82,780
PharmaEngine, Inc. ................. 4,000 14,222
Regeneron Pharmaceuticals, Inc.
(f)
....... 281 230,889
Shanghai Junshi Biosciences Co. Ltd., Class
H
(d)(e)(f)(g)
....................... 12,600 43,965
Vertex Pharmaceuticals, Inc.
(f)
.......... 1,465 461,578
4,036,458
Broadline Retail — 1.4%
Alibaba Group Holding Ltd.
(f)
........... 86,900 1,100,632
Amazon.com, Inc.
(f)
................. 27,267 2,816,408
Coupang, Inc., Class A
(f)
.............. 7,987 127,792
eBay, Inc. ........................ 36,470 1,618,174
Etsy, Inc.
(f)
....................... 376 41,860
JD.com, Inc., Class A ................ 8,500 185,608
Macy's, Inc. ...................... 652 11,403
Poya International Co. Ltd. ............ 1,000 18,787
Shinsegae, Inc. .................... 196 32,525
5,953,189
Building Products — 0.1%
Belimo Holding AG (Registered) ......... 253 122,282
Lennox International, Inc. ............. 117 29,400
Owens Corning .................... 3,539 339,036
490,718
Capital Markets — 1.2%
B3 SA - Brasil Bolsa Balcao ............ 3,736 7,614
Bank of New York Mellon Corp. (The) ..... 12,882 585,358
Charles Schwab Corp. (The) ........... 3,990 208,996
Invesco Ltd. ...................... 597 9,791
Macquarie Group Ltd. ................ 13,294 1,574,006
S&P Global, Inc. ................... 6,005 2,070,344

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Capital Markets (continued)
UBS Group AG (Registered) ........... 33,037 $ 699,089
5,155,198
Chemicals — 1.2%
Allied Supreme Corp. ................ 2,000 19,895
CNGR Advanced Material Co. Ltd., Class A . 2,600 27,121
Croda International plc ............... 1,464 117,667
DuPont de Nemours, Inc. ............. 11,453 821,982
FMC Corp. ....................... 514 62,775
Ganfeng Lithium Group Co. Ltd., Class A ... 27,500 266,367
Givaudan SA (Registered) ............. 193 628,174
Jinan Acetate Chemical Co. Ltd. ......... 2,000 22,971
LG Chem Ltd. ..................... 909 499,217
Mitsubishi Gas Chemical Co., Inc. ....... 8,600 127,967
Nitto Denko Corp. .................. 6,700 433,633
Novozymes A/S, Class B .............. 26,978 1,381,360
Shandong Weifang Rainbow Chemical Co. Ltd.,
Class A ....................... 1,000 9,964
Shanghai Putailai New Energy Technology Co.
Ltd., Class A .................... 21,400 155,741
Sika AG (Registered) ................ 48 13,464
Sumitomo Chemical Co. Ltd. ........... 87,800 295,621
Wacker Chemie AG ................. 902 146,583
Weihai Guangwei Composites Co. Ltd., Class A 2,100 15,602
Zhejiang Yongtai Technology Co. Ltd., Class A 2,100 6,403
5,052,507
Commercial Services & Supplies — 0.1%
Tetra Tech, Inc. .................... 1,816 266,789
Communications Equipment — 0.2%
Accton Technology Corp. ............. 2,000 21,020
Arcadyan Technology Corp. ............ 7,000 24,593
BYD Electronic International Co. Ltd. ...... 5,000 15,561
Juniper Networks, Inc. ............... 11,796 406,018
Nokia OYJ ....................... 59,109 290,159
757,351
Construction & Engineering — 0.6%
Ackermans & van Haaren NV .......... 2,777 457,763
AECOM ......................... 19,309 1,628,135
COMSYS Holdings Corp. ............. 3,500 64,642
Daewoo Engineering & Construction Co. Ltd.
(f)
10,563 32,826
Eiffage SA ....................... 1,137 123,042
JGC Holdings Corp. ................. 2,100 26,099
Samsung Engineering Co. Ltd.
(f)
......... 1,768 43,208
Stantec, Inc. ...................... 1,887 110,316
Sweco AB, Class B ................. 805 10,224
Vinci SA ......................... 2,684 307,700
2,803,955
Consumer Finance — 0.6%
American Express Co. ............... 12,194 2,011,400
Lufax Holding Ltd., ADR .............. 2,005 4,090
Synchrony Financial ................. 17,845 518,933
2,534,423
Consumer Staples Distribution & Retail — 1.0%
BIM Birlesik Magazalar A/S ............ 7,506 58,298
Cia Brasileira de Distribuicao
(f)
.......... 9,257 26,885
Costco Wholesale Corp. .............. 984 488,920
Lawson, Inc. ...................... 25,800 1,092,317
Migros Ticaret A/S, Class A
(f)
........... 26,119 228,309
Shoprite Holdings Ltd.
(g)
.............. 3,282 40,957
Sundrug Co. Ltd. ................... 300 8,230
Tesco plc ........................ 3,397 11,137
Tsuruha Holdings, Inc. ............... 20,300 1,357,741
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................... 5,688 $ 838,696
4,151,490
Distributors — 0.0%
LKQ Corp. ....................... 2,200 124,872
Diversified Consumer Services — 0.0%
New Oriental Education & Technology Group,
Inc.
(f)
......................... 5,100 19,572
YDUQS Participacoes SA ............. 4,422 6,142
25,714
Diversified Telecommunication Services — 0.2%
AT&T, Inc. ........................ 15,258 293,717
Deutsche Telekom AG (Registered) ...... 619 15,000
Koninklijke KPN NV ................. 8,961 31,664
Nippon Telegraph & Telephone Corp. ..... 21,300 636,502
976,883
Electric Utilities — 0.7%
Acciona SA ....................... 962 193,015
Centrais Eletricas Brasileiras SA ......... 1,288 8,450
Contact Energy Ltd. ................. 11,217 54,425
CPFL Energia SA ................... 25,929 162,170
Edison International ................. 15,340 1,082,851
Elia Group SA/NV .................. 115 15,186
Enel SpA ........................ 85,144 519,289
Energisa SA ...................... 2,497 19,854
Hydro One Ltd.
(d)(e)
.................. 24,747 704,598
Iberdrola SA ...................... 436 5,432
NextEra Energy, Inc. ................ 3,082 237,561
SSE plc
(g)
........................ 3,363 75,041
Terna - Rete Elettrica Nazionale ......... 2,947 24,187
Transmissora Alianca de Energia Eletrica SA 1,074 7,380
3,109,439
Electrical Equipment — 0.9%
ABB Ltd. (Registered) ................ 54,042 1,859,127
Acuity Brands, Inc. .................. 46 8,406
Bizlink Holding, Inc. ................. 23,000 211,489
Contemporary Amperex Technology Co. Ltd.,
Class A ....................... 15,700 929,145
Eve Energy Co. Ltd., Class A ........... 14,900 151,293
Guangzhou Great Power Energy & Technology
Co. Ltd., Class A ................. 4,200 34,803
Legrand SA ...................... 166 15,168
Schneider Electric SE ................ 1,176 196,538
Shenzhen Kstar Science & Technology Co.
Ltd., Class A .................... 16,800 114,318
Signify NV
(d)(e)
..................... 6,708 223,679
Sungrow Power Supply Co. Ltd., Class A ... 1,800 27,521
Sunwoda Electronic Co. Ltd., Class A ..... 13,300 39,037
Suzhou Maxwell Technologies Co. Ltd., Class A 700 31,065
3,841,589
Electronic Equipment, Instruments & Components — 0.8%
Chroma ATE, Inc. ................... 32,000 187,104
Delta Electronics, Inc. ................ 45,000 446,474
E Ink Holdings, Inc. ................. 17,000 103,762
FLEXium Interconnect, Inc.
(f)
........... 39,000 127,255
Genius Electronic Optical Co. Ltd. ....... 2,000 25,509
Horiba Ltd. ....................... 100 6,002
Keysight Technologies, Inc.
(f)
........... 4,232 683,383
KH Vatec Co. Ltd. .................. 641 9,263
Omron Corp. ...................... 12,500 731,586
Simplo Technology Co. Ltd. ............ 29,000 289,282
Sinbon Electronics Co. Ltd. ............ 2,000 22,509

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Spectris plc ....................... 5,112 $ 231,939
Sunny Optical Technology Group Co. Ltd. .. 900 10,860
TE Connectivity Ltd. ................. 2,062 270,431
Trimble, Inc.
(f)
..................... 2,350 123,187
3,268,546
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A ............ 11,040 318,614
ChampionX Corp. .................. 205 5,562
Helmerich & Payne, Inc. .............. 451 16,123
Schlumberger NV
(g)
................. 15,855 778,481
Tenaris SA ....................... 2,958 41,913
Worley Ltd. ....................... 2,688 26,035
1,186,728
Entertainment — 0.0%
NetEase, Inc. ..................... 1,000 17,653
Studio Dragon Corp.
(f)
................ 201 10,931
28,584
Financial Services — 1.3%
Berkshire Hathaway, Inc., Class B
(f)
....... 3,703 1,143,375
FirstRand Ltd.
(g)
.................... 4,449 15,080
Groupe Bruxelles Lambert NV .......... 1,814 154,807
Mastercard, Inc., Class A .............. 7,034 2,556,226
Meritz Financial Group, Inc. ............ 220 6,554
PayPal Holdings, Inc.
(f)
............... 6,348 482,067
Visa, Inc., Class A
(g)
................. 5,972 1,346,447
5,704,556
Food Products — 0.9%
Anjoy Foods Group Co. Ltd., Class A ...... 300 7,153
Archer-Daniels-Midland Co. ............ 96 7,647
BRF SA
(f)
........................ 1,755 2,150
Chocoladefabriken Lindt & Spruengli AG ... 21 248,024
General Mills, Inc. .................. 1,228 104,945
Kellogg Co. ....................... 19,647 1,315,563
Marfrig Global Foods SA .............. 27,242 35,743
Mondelez International, Inc., Class A ...... 19,038 1,327,329
Nestle SA (Registered) ............... 7,035 857,782
Nissin Foods Holdings Co. Ltd. ......... 300 27,432
Nomad Foods Ltd.
(f)
................. 4,615 86,485
Sao Martinho SA ................... 12,912 69,114
4,089,367
Ground Transportation — 0.0%
Landstar System, Inc. ................ 70 12,548
Localiza Rent a Car SA ............... 2,219 23,313
Movida Participacoes SA .............. 1,958 3,118
Norfolk Southern Corp. ............... 43 9,116
Uber Technologies, Inc.
(f)
.............. 2,634 83,498
131,593
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories ................. 14,919 1,510,698
Align Technology, Inc.
(f)
............... 63 21,051
Angelalign Technology, Inc.
(d)(e)
.......... 400 5,948
Boston Scientific Corp.
(f)
.............. 37,791 1,890,684
Intuitive Surgical, Inc.
(f)
............... 431 110,107
Koninklijke Philips NV ................ 5,036 92,496
Medtronic plc ..................... 11,380 917,455
Terumo Corp. ..................... 300 8,114
4,556,553
Health Care Providers & Services — 1.8%
Cigna Group (The) .................. 1,317 336,533
CVS Health Corp. .................. 26,560 1,973,673
Elevance Health, Inc. ................ 4,023 1,849,816
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Fleury SA ........................ 35,260 $ 101,499
Qualicorp Consultoria e Corretora de Seguros
SA .......................... 10,931 7,980
UnitedHealth Group, Inc. .............. 7,198 3,401,703
7,671,204
Health Care Technology — 0.0%
Teladoc Health, Inc.
(f)
................ 3,299 85,444
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. ................ 51,985 1,299,755
Boyd Gaming Corp. ................. 151 9,682
Darden Restaurants, Inc.
(g)
............ 1,128 175,021
InterContinental Hotels Group plc ........ 2,514 164,581
McDonald's Corp. .................. 2,911 813,945
Meituan
(d)(e)(f)
...................... 15,520 281,567
Restaurant Brands International, Inc. ...... 634 42,562
Starbucks Corp. .................... 1,839 191,495
Travel + Leisure Co.
(g)
................ 12,341 483,767
Trip.com Group Ltd.
(f)
................ 850 32,022
Trip.com Group Ltd., ADR
(f)
............ 4,607 173,546
Yum China Holdings, Inc. ............. 4,681 296,729
3,964,672
Household Durables — 0.1%
Barratt Developments plc ............. 62,074 357,222
Bellway plc ....................... 1,445 39,360
396,582
Household Products — 0.5%
Colgate-Palmolive Co. ............... 25,113 1,887,242
Procter & Gamble Co. (The) ........... 909 135,159
2,022,401
Independent Power and Renewable Electricity Producers — 0.1%
Atlantica Sustainable Infrastructure plc
(g)
... 5,411 159,949
Drax Group plc .................... 18,825 141,401
301,350
Industrial Conglomerates — 1.5%
3M Co.
(g)
........................ 12,667 1,331,429
AG Anadolu Grubu Holding A/S ......... 388 1,865
Doosan Co. Ltd. ................... 515 38,933
General Electric Co. ................. 10,088 964,413
Honeywell International, Inc. ........... 8,510 1,626,431
Siemens AG (Registered) ............. 13,639 2,209,571
Smiths Group plc ................... 16,040 340,189
Toshiba Corp. ..................... 1,600 53,727
6,566,558
Industrial REITs — 0.2%
Prologis, Inc. ...................... 4,452 555,476
Segro plc ........................ 48,329 460,372
Tritax Big Box REIT plc ............... 22,643 39,181
1,055,029
Insurance — 2.2%
AIA Group Ltd. .................... 176,400 1,849,970
Allstate Corp. (The) ................. 1,132 125,437
American Financial Group, Inc. ......... 41 4,981
Aon plc, Class A ................... 5,971 1,882,597
ASR Nederland NV ................. 3,139 124,901
AXA SA ......................... 6,476 197,632
Brighthouse Financial, Inc.
(f)
............ 327 14,424
Direct Line Insurance Group plc ......... 25,231 42,861
Manulife Financial Corp. .............. 88,379 1,621,753
Marsh & McLennan Cos., Inc. .......... 8,049 1,340,561
MetLife, Inc. ...................... 26,818 1,553,835

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Insurance (continued)
Ping An Insurance Group Co. of China Ltd.,
Class H ....................... 46,000 $ 297,584
Sampo OYJ, Class A ................ 177 8,352
T&D Holdings, Inc. .................. 400 4,957
Travelers Cos., Inc. (The) ............. 4,113 705,009
9,774,854
Interactive Media & Services — 2.3%
AfreecaTV Co. Ltd. ................. 355 23,332
Alphabet, Inc., Class A
(f)
.............. 30,219 3,134,617
Alphabet, Inc., Class C
(f)
.............. 22,497 2,339,688
Auto Trader Group plc
(d)(e)
............. 42,611 325,024
Baidu, Inc., Class A
(f)
................ 22,500 423,929
Joyy, Inc., ADR .................... 1,094 34,111
Kakao Corp. ...................... 2,982 141,224
Kuaishou Technology
(d)(e)(f)
............. 13,700 105,344
Meta Platforms, Inc., Class A
(f)
.......... 6,129 1,298,980
NAVER Corp. ..................... 1,005 157,474
Scout24 SE
(d)(e)
.................... 2,109 125,441
Tencent Holdings Ltd. ................ 40,300 1,969,434
10,078,598
IT Services — 1.4%
Accenture plc, Class A ............... 8,689 2,483,403
Capgemini SE ..................... 301 55,937
CGI, Inc.
(f)
........................ 121 11,661
Cognizant Technology Solutions Corp., Class A 23,729 1,445,808
DXC Technology Co.
(f)
............... 1,795 45,880
Gartner, Inc.
(f)
..................... 3,950 1,286,792
Nomura Research Institute Ltd. ......... 9,100 212,828
Otsuka Corp. ..................... 800 28,412
VeriSign, Inc.
(f)(g)
.................... 1,698 358,838
5,929,559
Leisure Products — 0.0%
Sega Sammy Holdings, Inc. ............ 5,400 102,642
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. ............. 12,926 1,788,183
Danaher Corp. .................... 4,276 1,077,723
Mettler-Toledo International, Inc.
(f)
........ 8 12,242
Pharmaron Beijing Co. Ltd., Class H
(d)(e)
.... 1,500 6,278
Thermo Fisher Scientific, Inc. ........... 423 243,804
WuXi AppTec Co. Ltd., Class H
(d)(e)
....... 9,400 98,444
Wuxi Biologics Cayman, Inc.
(d)(e)(f)
........ 23,000 141,725
3,368,399
Machinery — 1.1%
Amada Co. Ltd. .................... 73,000 684,262
ANDRITZ AG ..................... 11,539 780,777
Cummins, Inc. ..................... 666 159,094
Deere & Co. ...................... 595 245,664
Illinois Tool Works, Inc. ............... 843 205,228
Knorr-Bremse AG .................. 287 19,117
Otis Worldwide Corp. ................ 9,835 830,074
Spirax-Sarco Engineering plc ........... 381 55,939
Turk Traktor ve Ziraat Makineleri A/S ...... 322 8,409
Wartsila OYJ Abp ................... 12,019 113,427
Xylem, Inc.
(g)
...................... 14,157 1,482,238
Yaskawa Electric Corp. ............... 5,500 241,230
4,825,459
Marine Transportation — 0.1%
Evergreen Marine Corp. Taiwan Ltd. ...... 7,000 36,661
Kuehne + Nagel International AG (Registered) 542 161,427
Orient Overseas International Ltd. ....... 1,500 28,793
226,881
Security
Shares
Shares Value
Media — 0.6%
Comcast Corp., Class A .............. 8,804 $ 333,760
Fox Corp., Class A
(g)
................. 48,290 1,644,275
Fox Corp., Class B .................. 13,472 421,808
ProSiebenSat.1 Media SE ............. 7,216 73,504
2,473,347
Metals & Mining — 1.0%
Anglo American plc ................. 33,972 1,126,618
APERAM SA ...................... 420 15,668
ArcelorMittal SA .................... 4,174 126,457
Boliden AB ....................... 8,510 334,309
Dowa Holdings Co. Ltd. .............. 900 28,942
Endeavour Mining plc ................ 379 9,134
Fortescue Metals Group Ltd. ........... 3,566 53,603
Franco-Nevada Corp. ................ 1,061 154,758
Grupo Mexico SAB de CV ............. 3,975 18,803
Mitsui Mining & Smelting Co. Ltd. ........ 400 9,731
Newmont Corp. .................... 6,115 299,757
Outokumpu OYJ ................... 3,846 20,950
OZ Minerals Ltd. ................... 4,037 76,028
POSCO Holdings, Inc. ............... 537 151,929
Reliance Steel & Aluminum Co. ......... 198 50,834
Rio Tinto plc ...................... 627 42,559
Southern Copper Corp. ............... 343 26,154
Steel Dynamics, Inc. ................. 177 20,012
thyssenkrupp AG ................... 77,417 557,526
Tibet Summit Resources Co. Ltd., Class A
(f)
. 4,900 16,341
Wheaton Precious Metals Corp. ......... 28,023 1,349,624
Yamato Kogyo Co. Ltd. ............... 300 12,127
Zhejiang Huayou Cobalt Co. Ltd., Class A .. 5,000 40,057
4,541,921
Multi-Utilities — 0.2%
Engie SA ........................ 55,634 880,391
Oil, Gas & Consumable Fuels — 2.7%
Aker BP ASA ...................... 3,263 80,025
ARC Resources Ltd. ................. 14,078 159,686
Birchcliff Energy Ltd.
(g)
............... 2,454 13,909
BP plc .......................... 45,897 290,093
Chevron Corp. ..................... 12,077 1,970,483
ConocoPhillips .................... 8,328 826,221
Crescent Point Energy Corp.
(g)
.......... 45,262 319,496
Enbridge, Inc. ..................... 31,000 1,181,968
Enerplus Corp. .................... 10,734 154,716
EOG Resources, Inc. ................ 5,992 686,863
Equinor ASA ...................... 18,687 531,242
Exxon Mobil Corp. .................. 22,255 2,440,483
Marathon Oil Corp. .................. 10,518 252,011
Marathon Petroleum Corp. ............ 10,037 1,353,289
Ovintiv, Inc. ....................... 2,436 87,891
Parex Resources, Inc.
(g)
.............. 1,527 28,405
Petroleo Brasileiro SA ................ 34,250 179,344
Shell plc ......................... 252 7,182
SK Innovation Co. Ltd.
(f)
.............. 991 137,282
TORM plc, Class A .................. 3,796 116,739
Tourmaline Oil Corp. ................. 9,093 378,925
Tsakos Energy Navigation Ltd. .......... 1,096 21,295
Turkiye Petrol Rafinerileri A/S
(g)
......... 5,113 141,548
Valero Energy Corp. ................. 1,638 228,665
Var Energi ASA .................... 4,193 10,261
11,598,022
Paper & Forest Products — 0.0%
West Fraser Timber Co. Ltd. ........... 1,402 100,002

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Passenger Airlines — 0.1%
ANA Holdings, Inc.
(f)
................. 4,900 $ 106,501
Qantas Airways Ltd.
(f)
................ 41,423 184,890
Singapore Airlines Ltd. ............... 7,600 32,782
Southwest Airlines Co. ............... 7,535 245,189
569,362
Personal Care Products — 0.3%
Beiersdorf AG ..................... 87 11,318
LG H&H Co. Ltd. ................... 38 17,556
L'Oreal SA ....................... 143 63,898
Natura & Co. Holding SA .............. 3,188 8,303
Pola Orbis Holdings, Inc. .............. 2,900 37,798
Unilever plc ....................... 21,533 1,115,819
1,254,692
Pharmaceuticals — 3.3%
Astellas Pharma, Inc. ................ 79,200 1,125,220
AstraZeneca plc ................... 1,164 161,277
Asymchem Laboratories Tianjin Co. Ltd., Class
A ........................... 300 5,819
Bristol-Myers Squibb Co. .............. 31,751 2,200,662
Daiichi Sankyo Co. Ltd. ............... 3,700 134,967
Eli Lilly & Co. ..................... 838 287,786
GSK plc ......................... 14,519 256,541
H Lundbeck A/S, Class B ............. 2,344 10,846
Johnson & Johnson ................. 17,917 2,777,135
Kyowa Kirin Co. Ltd. ................. 300 6,549
Merck & Co., Inc. ................... 12,462 1,325,832
Novartis AG (Registered) ............. 27,569 2,531,345
Novo Nordisk A/S, Class B ............ 11,281 1,791,664
Ono Pharmaceutical Co. Ltd. ........... 1,700 35,425
Otsuka Holdings Co. Ltd. ............. 5,600 177,798
Pfizer, Inc. ....................... 23,807 971,326
Roche Holding AG .................. 1,185 342,410
Sumitomo Pharma Co. Ltd. ............ 1,000 6,128
Teva Pharmaceutical Industries Ltd.
(f)
..... 4,151 36,859
Teva Pharmaceutical Industries Ltd., ADR
(f)
. 12,898 114,148
14,299,737
Professional Services — 0.6%
Experian plc ...................... 31,298 1,030,572
Genpact Ltd. ...................... 1,177 54,401
ManpowerGroup, Inc. ................ 3,740 308,662
Paychex, Inc. ..................... 1,751 200,647
Randstad NV
(g)
.................... 4,674 277,471
Recruit Holdings Co. Ltd. ............. 10,200 280,592
Teleperformance ................... 414 100,037
Wolters Kluwer NV .................. 3,371 425,544
2,677,926
Real Estate Management & Development — 0.7%
Alony Hetz Properties & Investments Ltd. ... 996 7,823
China Resources Land Ltd. ............ 26,000 118,400
Country Garden Services Holdings Co. Ltd. . 23,000 39,654
Daito Trust Construction Co. Ltd. ........ 600 59,778
Daiwa House Industry Co. Ltd. .......... 17,700 417,034
FirstService Corp. .................. 329 46,357
Hulic Co. Ltd. ..................... 700 5,758
Jones Lang LaSalle, Inc.
(f)
............. 775 112,755
Longfor Group Holdings Ltd.
(d)
.......... 2,500 7,051
Mitsubishi Estate Co. Ltd. ............. 25,300 300,935
Mitsui Fudosan Co. Ltd. .............. 71,400 1,341,209
Nomura Real Estate Holdings, Inc. ....... 17,600 389,728
Sun Hung Kai Properties Ltd. ........... 6,000 84,057
Tokyo Tatemono Co. Ltd. .............. 8,900 108,662
Zillow Group, Inc., Class A
(f)
............ 712 31,114
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Zillow Group, Inc., Class C
(f)
............ 1,001 $ 44,515
3,114,830
Retail REITs — 0.0%
Brixmor Property Group, Inc. ........... 283 6,090
Klepierre SA ...................... 2,607 59,107
65,197
Semiconductors & Semiconductor Equipment — 2.6%
Analog Devices, Inc.
(g)
............... 3,883 765,805
Applied Materials, Inc. ............... 16,156 1,984,441
ASML Holding NV .................. 1,286 876,342
ASPEED Technology, Inc. ............. 1,000 87,277
Cirrus Logic, Inc.
(f)
.................. 81 8,860
Formosa Sumco Technology Corp. ....... 9,000 49,430
Foxsemicon Integrated Technology, Inc. .... 3,000 19,577
Global Unichip Corp. ................ 12,000 429,366
Intel Corp. ....................... 32,889 1,074,484
JA Solar Technology Co. Ltd., Class A ..... 23,300 193,945
Kinsus Interconnect Technology Corp. ..... 5,000 19,187
KLA Corp. ........................ 103 41,114
Koh Young Technology, Inc. ............ 432 5,669
MediaTek, Inc. ..................... 3,000 77,778
Nova Ltd.
(f)
....................... 64 6,691
NVIDIA Corp. ..................... 12,786 3,551,567
Parade Technologies Ltd. ............. 1,000 34,622
Power Integrations, Inc. .............. 70 5,925
Realtek Semiconductor Corp. .......... 14,000 178,701
RichWave Technology Corp. ........... 5,000 20,721
Shenzhen SC New Energy Technology Corp.,
Class A ....................... 400 6,664
Silergy Corp. ...................... 1,000 15,877
Sino-American Silicon Products, Inc. ...... 21,000 108,116
StarPower Semiconductor Ltd., Class A .... 1,100 44,015
Taiwan Semiconductor Manufacturing Co. Ltd. 88,000 1,542,167
Teradyne, Inc. ..................... 2,564 275,656
United Microelectronics Corp.
(f)
.......... 1,000 1,750
11,425,747
Software — 3.7%
Adobe, Inc.
(f)
...................... 6,424 2,475,617
Autodesk, Inc.
(f)
.................... 523 108,868
HubSpot, Inc.
(f)
.................... 85 36,444
Manhattan Associates, Inc.
(f)
........... 2,851 441,477
Microsoft Corp. .................... 34,930 10,070,319
Nemetschek SE .................... 919 63,439
Palo Alto Networks, Inc.
(f)
............. 80 15,979
RingCentral, Inc., Class A
(f)
............ 356 10,919
Salesforce, Inc.
(f)
................... 5,296 1,058,035
SAP SE ......................... 9,836 1,241,997
ServiceNow, Inc.
(f)
.................. 850 395,012
Teradata Corp.
(f)
.................... 179 7,210
Workday, Inc., Class A
(f)
.............. 99 20,447
15,945,763
Specialized REITs — 0.1%
Equinix, Inc. ...................... 602 434,066
SBA Communications Corp. ........... 391 102,078
536,144
Specialty Retail — 1.3%
Best Buy Co., Inc. .................. 9,780 765,480
Dogus Otomotiv Servis ve Ticaret A/S ..... 1,052 6,714
Fast Retailing Co. Ltd. ............... 4,700 1,028,889
Home Depot, Inc. (The) .............. 9,147 2,699,463
Industria de Diseno Textil SA ........... 164 5,510
Lowe's Cos., Inc. ................... 4,499 899,665

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Specialty Retail (continued)
ZOZO, Inc. ....................... 1,700 $ 38,882
5,444,603
Technology Hardware, Storage & Peripherals — 3.3%
Advantech Co. Ltd. ................. 1,000 12,234
Apple, Inc. ....................... 65,918 10,869,878
Brother Industries Ltd. ............... 700 10,546
Dell Technologies, Inc., Class C ......... 12,414 499,167
Hewlett Packard Enterprise Co. ......... 54,673 870,941
HP, Inc. ......................... 59,863 1,756,979
Ricoh Co. Ltd. ..................... 1,800 13,502
Samsung Electronics Co. Ltd. .......... 4,442 219,661
Wiwynn Corp. ..................... 2,000 74,203
14,327,111
Textiles, Apparel & Luxury Goods — 1.4%
adidas AG ....................... 1,069 189,504
ANTA Sports Products Ltd. ............ 20,600 299,094
Burberry Group plc .................. 2,641 84,564
Fulgent Sun International Holding Co. Ltd. .. 4,000 17,576
Hermes International ................ 511 1,034,906
Kering SA ........................ 2,540 1,657,168
Lululemon Athletica, Inc.
(f)
............. 4,722 1,719,705
LVMH Moet Hennessy Louis Vuitton SE .... 445 408,469
Makalot Industrial Co. Ltd. ............. 29,000 206,444
Mavi Giyim Sanayi ve Ticaret A/S, Class B
(d)(e)
1,800 9,866
Moncler SpA ...................... 3,534 244,099
Ralph Lauren Corp., Class A
(g)
.......... 2,336 272,541
6,143,936
Trading Companies & Distributors — 0.0%
Travis Perkins plc .................. 611 7,234
Transportation Infrastructure — 0.0%
Grupo Aeroportuario del Centro Norte SAB de
CV .......................... 891 9,950
Grupo Aeroportuario del Pacifico SAB de CV,
Class B ....................... 3,415 66,619
Kamigumi Co. Ltd. .................. 300 6,303
82,872
Water Utilities — 0.1%
Cia de Saneamento de Minas Gerais Copasa
MG
(f)
......................... 7,225 22,437
United Utilities Group plc .............. 28,200 369,067
391,504
Wireless Telecommunication Services — 0.2%
Freenet AG ....................... 10,667 277,176
MTN Group Ltd.
(f)(g)
.................. 25,223 180,709
SK Telecom Co. Ltd. ................. 6,117 226,954
SoftBank Corp. .................... 11,500 132,754
SoftBank Group Corp. ............... 4,900 192,636
1,010,229
Total Common Stocks — 55.5%
(Cost: $235,440,511) ............................. 241,894,374
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
Rolls-Royce plc, 5.75%, 10/15/27
(d)
...... USD 75 74,715
Air Freight & Logistics — 0.0%
United Parcel Service, Inc.
4.45%, 04/01/30 ................. 20 20,235
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
6.20%, 01/15/38 ................. USD 15 $ 17,091
37,326
Automobile Components — 0.0%
Allison Transmission, Inc., 5.88%, 06/01/29
(d)
173 168,411
Automobiles — 0.1%
Honda Motor Co. Ltd., 2.53%, 03/10/27 ... 280 262,197
Banks — 4.3%
Banco Santander SA
2.75%, 05/28/25 ................. 200 188,619
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 4.18%,
03/24/28
(a)
................... 400 375,312
Bank of America Corp.
7.25%, 10/15/25 ................. 38 39,195
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25
(a)
................... 269 256,075
(3-mo. LIBOR USD + 0.81%), 3.37%,
01/23/26
(a)
................... 34 32,699
(1-Day SOFR + 1.15%), 1.32%, 06/19/26
(a)
186 170,024
(1-Day SOFR + 1.01%), 1.20%, 10/24/26
(a)
131 117,649
(1-Day SOFR + 0.96%), 1.73%, 07/22/27
(a)
390 349,717
(3-mo. LIBOR USD + 1.58%), 3.82%,
01/20/28
(a)
................... 78 74,522
(1-Day SOFR + 1.05%), 2.55%, 02/04/28
(a)
379 344,736
(3-mo. LIBOR USD + 1.51%), 3.71%,
04/24/28
(a)
................... 89 84,105
(1-Day SOFR + 1.58%), 4.38%, 04/27/28
(a)
240 232,074
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28
(a)
................... 39 36,648
(1-Day SOFR + 1.99%), 6.20%, 11/10/28
(a)
210 219,530
(1-Day SOFR + 1.06%), 2.09%, 06/14/29
(a)
335 288,506
(3-mo. LIBOR USD + 1.31%), 4.27%,
07/23/29
(a)
................... 145 139,618
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30
(a)
................... 107 100,011
(1-Day SOFR + 2.16%), 5.02%, 07/22/33
(a)
430 425,239
Bank of Montreal
1.25%, 09/15/26 ................. 450 397,695
(5-Year USD Swap Semi + 1.43%), 3.80%,
12/15/32
(a)
................... 340 307,009
Bank of Nova Scotia (The)
1.05%, 03/02/26 ................. 100 89,739
1.30%, 09/15/26 ................. 500 441,247
Barclays plc
(a)
(1-Day SOFR + 2.71%), 2.85%, 05/07/26 370 345,561
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28%,
11/24/27 .................... 230 201,997
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44%,
11/02/33 .................... 270 298,433
BPCE SA, 2.70%, 10/01/29
(d)
.......... 274 238,392
Citigroup, Inc.
4.40%, 06/10/25 ................. 94 91,625
(1-Day SOFR + 0.69%), 2.01%, 01/25/26
(a)
538 506,534
(1-Day SOFR + 1.28%), 3.07%, 02/24/28
(a)
460 427,667
(3-mo. CME Term SOFR + 1.65%), 3.67%,
07/24/28
(a)
................... 266 252,008
(3-mo. CME Term SOFR + 1.45%), 4.08%,
04/23/29
(a)
................... 16 15,254
HSBC Holdings plc
(a)
(1-Day SOFR + 1.43%), 3.00%, 03/10/26 370 348,973
(1-Day SOFR + 1.29%), 1.59%, 05/24/27 490 431,854
(1-Day SOFR + 1.10%), 2.25%, 11/22/27 570 505,463

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. LIBOR USD + 1.53%), 4.58%,
06/19/29 .................... USD 301 $ 285,660
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(h)
..................... 200 148,708
(1-Day SOFR + 1.19%), 2.80%, 05/24/32 490 400,136
ING Groep NV, (1-Day SOFR + 1.83%), 4.02%,
03/28/28
(a)
.................... 470 444,512
JPMorgan Chase & Co.
(3-mo. CME Term SOFR + 1.59%), 2.01%,
03/13/26
(a)
................... 278 262,001
(1-Day SOFR + 1.85%), 2.08%, 04/22/26
(a)
25 23,393
2.95%, 10/01/26 ................. 80 75,551
(1-Day SOFR + 0.80%), 1.05%, 11/19/26
(a)
180 160,626
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28
(a)
................... 127 121,432
(1-Day SOFR + 1.17%), 2.95%, 02/24/28
(a)
266 246,524
(1-Day SOFR + 1.89%), 2.18%, 06/01/28
(a)
6 5,374
(1-Day SOFR + 1.99%), 4.85%, 07/25/28
(a)
590 588,944
(3-mo. LIBOR USD + 1.33%), 4.45%,
12/05/29
(a)
................... 13 12,627
(1-Day SOFR + 2.58%), 5.72%, 09/14/33
(a)
650 665,833
Lloyds Banking Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.00%), 2.44%,
02/05/26 .................... 730 684,481
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 3.75%,
03/18/28 .................... 360 334,291
(3-mo. LIBOR USD + 1.21%), 3.57%,
11/07/28 .................... 240 219,457
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.75%), 7.95%,
11/15/33 .................... 200 221,224
Mitsubishi UFJ Financial Group, Inc.
1.41%, 07/17/25 ................. 200 183,417
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.54%,
07/20/27
(a)
................... 490 433,655
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.83%), 2.34%,
01/19/28
(a)
................... 380 341,227
Mizuho Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 2.65%,
05/22/26 .................... 460 433,430
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.75%), 1.55%,
07/09/27 .................... 500 441,428
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 5.67%,
09/13/33 .................... 210 213,091
NatWest Group plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.90%), 1.64%,
06/14/27 .................... 640 564,278
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.27%), 5.52%,
09/30/28 .................... 650 644,048
Royal Bank of Canada
0.88%, 01/20/26 ................. 390 350,076
4.90%, 01/12/28 ................. 190 190,019
Santander Holdings USA, Inc., (1-Day SOFR +
2.36%), 6.50%, 03/09/29
(a)
.......... 40 39,963
Santander UK Group Holdings plc, (1-Day
SOFR + 0.79%), 1.09%, 03/15/25
(a)
.... 237 223,958
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc.
3.78%, 03/09/26 ................. USD 116 $ 112,208
5.52%, 01/13/28 ................. 200 203,359
5.71%, 01/13/30 ................. 200 206,504
5.77%, 01/13/33 ................. 260 271,535
Toronto-Dominion Bank (The), Series FXD,
1.95%, 01/12/27 ................ 470 420,738
UniCredit SpA, (5-Year USD Swap Rate +
4.91%), 7.30%, 04/02/34
(a)(d)
......... 90 83,034
Washington Mutual Escrow Bonds, 0.00%,
09/29/17
(f)(i)(j)
.................. 400 —
18,630,472
Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 343 339,096
Coca-Cola Co. (The)
2.25%, 01/05/32 ................. 290 252,518
3.00%, 03/05/51 ................. 940 732,376
Diageo Capital plc
1.38%, 09/29/25 ................. 470 434,165
2.00%, 04/29/30 ................. 780 664,549
5.50%, 01/24/33 ................. 1,030 1,114,909
PepsiCo, Inc.
3.60%, 02/18/28 ................. 240 235,438
4.20%, 07/18/52 ................. 670 639,397
4.65%, 02/15/53 ................. 490 502,341
4,914,789
Biotechnology — 0.8%
AbbVie, Inc., 2.95%, 11/21/26 ......... 180 171,268
Amgen, Inc.
5.25%, 03/02/25 ................. 80 80,880
5.51%, 03/02/26 ................. 80 80,326
2.20%, 02/21/27 ................. 200 184,271
3.00%, 02/22/29 ................. 270 248,316
5.25%, 03/02/33 ................. 105 107,877
4.20%, 02/22/52 ................. 15 12,726
4.88%, 03/01/53 ................. 30 28,077
Biogen, Inc.
2.25%, 05/01/30 ................. 560 471,487
3.25%, 02/15/51 ................. 430 304,447
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ..................... 2,440 1,974,583
3,664,258
Broadline Retail — 0.0%
eBay, Inc., 1.40%, 05/10/26 .......... 87 79,041
Macy's Retail Holdings LLC, 5.88%, 04/01/29
(d)
86 79,549
158,590
Building Products — 0.4%
Carrier Global Corp., 2.24%, 02/15/25 .... 10 9,542
Johnson Controls International plc
3.90%, 02/14/26 ................. 870 847,298
2.00%, 09/16/31 ................. 100 81,491
Owens Corning, 3.40%, 08/15/26 ....... 110 104,924
Trane Technologies Luxembourg Finance SA,
3.80%, 03/21/29 ................ 560 530,289
1,573,544
Capital Markets — 1.9%
Ares Capital Corp., 2.88%, 06/15/27 ..... 145 124,396
Bank of New York Mellon Corp. (The), (1-Day
SOFR + 1.51%), 4.71%, 02/01/34
(a)
.... 40 39,592
Blackstone Private Credit Fund, 4.00%,
01/15/29 ..................... 129 107,511

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Deutsche Bank AG
(a)
(1-Day SOFR + 1.32%), 2.55%, 01/07/28 USD 150 $ 127,294
(1-Day SOFR + 3.18%), 6.72%, 01/18/29 345 342,588
FactSet Research Systems, Inc.
2.90%, 03/01/27 ................. 790 733,617
3.45%, 03/01/32 ................. 60 52,304
FS KKR Capital Corp., 2.63%, 01/15/27 ... 125 105,148
Goldman Sachs Group, Inc. (The)
(1-Day SOFR + 0.51%), 0.66%, 09/10/24
(a)
21 20,525
3.75%, 02/25/26 ................. 37 35,967
3.50%, 11/16/26 ................. 27 25,786
(1-Day SOFR + 0.80%), 1.43%, 03/09/27
(a)
565 505,562
(1-Day SOFR + 0.82%), 1.54%, 09/10/27
(a)
1,640 1,442,212
(1-Day SOFR + 1.11%), 2.64%, 02/24/28
(a)
886 808,150
(3-mo. LIBOR USD + 1.51%), 3.69%,
06/05/28
(a)
................... 206 195,130
Moody's Corp., 3.25%, 01/15/28 ........ 69 65,037
Morgan Stanley
(1-Day SOFR + 1.15%), 2.72%, 07/22/25
(a)
57 54,938
(1-Day SOFR + 1.67%), 4.68%, 07/17/26
(a)
325 320,717
3.13%, 07/27/26 ................. 4 3,788
3.63%, 01/20/27 ................. 281 270,445
(1-Day SOFR + 0.88%), 1.59%, 05/04/27
(a)
96 86,032
(1-Day SOFR + 0.86%), 1.51%, 07/20/27
(a)
81 71,983
(1-Day SOFR + 1.00%), 2.48%, 01/21/28
(a)
280 255,743
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28
(a)
................... 35 33,060
(3-mo. LIBOR USD + 1.14%), 3.77%,
01/24/29
(a)
................... 407 385,368
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30
(a)
................... 357 344,332
(1-Day SOFR + 1.14%), 2.70%, 01/22/31
(a)
355 305,728
(1-Day SOFR + 1.03%), 1.79%, 02/13/32
(a)
130 102,058
(1-Day SOFR + 1.02%), 1.93%, 04/28/32
(a)
24 18,881
(1-Day SOFR + 1.20%), 2.51%, 10/20/32
(a)
56 45,873
(1-Day SOFR + 2.08%), 4.89%, 07/20/33
(a)
730 717,531
Morgan Stanley Domestic Holdings, Inc.,
3.80%, 08/24/27 ................ 62 58,654
Nomura Holdings, Inc., 3.00%, 01/22/32 ... 344 276,088
S&P Global, Inc.
2.45%, 03/01/27 ................. 280 262,590
4.75%, 08/01/28 ................. 125 126,829
3.90%, 03/01/62 ................. 3 2,490
8,473,947
Chemicals — 0.1%
Dow Chemical Co. (The), 2.10%, 11/15/30 . 39 32,538
DuPont de Nemours, Inc., 4.49%, 11/15/25 . 148 147,773
Nufarm Australia Ltd., 5.00%, 01/27/30
(d)
... 183 161,211
341,522
Commercial Services & Supplies — 0.1%
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(d)
.................... 87 81,345
RELX Capital, Inc.
4.00%, 03/18/29 ................. 108 104,078
3.00%, 05/22/30 ................. 3 2,680
Republic Services, Inc.
2.90%, 07/01/26 ................. 42 40,080
3.95%, 05/15/28 ................. 47 45,696
273,879
Communications Equipment — 0.2%
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 162 157,588
2.30%, 11/15/30 ................. 610 495,749
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
2.75%, 05/24/31 ................. USD 130 $ 107,354
760,691
Construction & Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/01/30 ... 800 689,852
Consumer Finance — 0.2%
American Express Co., 2.55%, 03/04/27 ... 199 183,697
Synchrony Financial
4.50%, 07/23/25 ................. 2 1,813
3.70%, 08/04/26 ................. 22 19,205
2.88%, 10/28/31 ................. 200 141,538
Toyota Motor Credit Corp.
3.05%, 03/22/27 ................. 270 256,188
1.90%, 04/06/28 ................. 290 258,029
860,470
Distributors — 0.0%
Genuine Parts Co., 1.75%, 02/01/25 ..... 150 141,713
Diversified REITs — 0.1%
Uniti Group LP, 10.50%, 02/15/28
(d)
...... 83 80,510
VICI Properties LP
5.63%, 05/01/24
(d)
................ 62 61,458
4.50%, 09/01/26
(d)
................ 18 16,932
5.75%, 02/01/27
(d)
................ 30 29,449
5.13%, 05/15/32 ................. 280 263,799
452,148
Diversified Telecommunication Services — 0.1%
Koninklijke KPN NV, 8.38%, 10/01/30 .... 140 167,219
Lumen Technologies, Inc., 5.38%, 06/15/29
(d)
360 174,600
Verizon Communications, Inc.
4.13%, 03/16/27 ................. 96 95,150
2.10%, 03/22/28 ................. 53 47,214
4.33%, 09/21/28 ................. 115 113,683
2.85%, 09/03/41 ................. 50 36,612
634,478
Electric Utilities — 0.5%
Avangrid, Inc.
3.20%, 04/15/25 ................. 620 593,340
3.80%, 06/01/29 ................. 140 131,396
Baltimore Gas & Electric Co., 2.25%, 06/15/31 18 15,186
Eversource Energy
Series U, 1.40%, 08/15/26 .......... 60 53,728
2.90%, 03/01/27 ................. 270 251,835
3.38%, 03/01/32 ................. 220 197,522
Exelon Corp.
2.75%, 03/15/27 ................. 19 17,768
5.10%, 06/15/45 ................. 10 9,462
4.10%, 03/15/52 ................. 7 5,746
NSTAR Electric Co.
3.25%, 05/15/29 ................. 280 260,135
3.95%, 04/01/30 ................. 300 290,470
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 80 76,504
2.05%, 08/01/50 ................. 31 18,378
Southern California Edison Co.
Series E, 3.70%, 08/01/25 .......... 26 25,335
Series 20C, 1.20%, 02/01/26 ........ 60 54,003
Series A, 4.20%, 03/01/29 .......... 33 31,908
2,032,716
Electronic Equipment, Instruments & Components — 0.3%
Allegion US Holding Co., Inc., 3.55%, 10/01/27 15 14,004
CDW LLC, 3.57%, 12/01/31 .......... 66 56,769
Keysight Technologies, Inc.
4.60%, 04/06/27 ................. 620 612,805

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
3.00%, 10/30/29 ................. USD 720 $ 641,018
1,324,596
Energy Equipment & Services — 0.1%
(d)
CGG SA, 8.75%, 04/01/27 ........... 200 166,726
Enerflex Ltd., 9.00%, 10/15/27 ......... 79 76,827
243,553
Entertainment — 0.1%
Electronic Arts, Inc.
4.80%, 03/01/26 ................. 250 251,772
1.85%, 02/15/31 ................. 122 100,633
352,405
Financial Services — 0.2%
Fidelity National Information Services, Inc.,
1.65%, 03/01/28 ................ 58 49,592
Fiserv, Inc.
5.45%, 03/02/28 ................. 130 132,777
5.60%, 03/02/33 ................. 145 150,384
Mastercard, Inc.
3.30%, 03/26/27 ................. 100 96,984
2.00%, 11/18/31 ................. 390 329,053
National Rural Utilities Cooperative Finance
Corp., 1.65%, 06/15/31 ............ 40 31,657
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 14 13,201
Washington Mutual Escrow Bonds, 0.00%,
11/06/09
(f)(i)(j)
.................. 100 250
803,898
Food Products — 0.9%
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 ................. 380 351,527
3.75%, 09/25/27 ................. 360 345,676
Campbell Soup Co., 4.15%, 03/15/28 .... 170 166,521
General Mills, Inc.
3.20%, 02/10/27 ................. 350 336,426
2.25%, 10/14/31 ................. 1,100 914,374
Kellogg Co.
3.40%, 11/15/27 ................. 190 180,983
4.30%, 05/15/28 ................. 850 839,070
2.10%, 06/01/30 ................. 90 75,332
Lamb Weston Holdings, Inc., 4.38%, 01/31/32
(d)
93 84,342
Unilever Capital Corp., 1.75%, 08/12/31 ... 600 492,939
3,787,190
Gas Utilities — 0.1%
AmeriGas Partners LP, 5.75%, 05/20/27 ... 250 235,310
ONE Gas, Inc., 4.25%, 09/01/32 ........ 45 43,789
Southwest Gas Corp., 4.05%, 03/15/32 ... 160 147,122
426,221
Ground Transportation — 0.0%
Canadian National Railway Co., 3.85%,
08/05/32 ..................... 160 152,095
Ryder System, Inc., 5.65%, 03/01/28 ..... 25 25,329
177,424
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, 4.90%, 11/30/46 ..... 360 370,211
DH Europe Finance II Sarl, 2.60%, 11/15/29 1,360 1,216,607
1,586,818
Health Care Providers & Services — 0.8%
Cigna Group (The), 4.38%, 10/15/28 ..... 200 197,074
Elevance Health, Inc.
3.65%, 12/01/27 ................. 260 251,247
4.10%, 03/01/28 ................. 53 51,887
Encompass Health Corp., 4.75%, 02/01/30 . 93 84,555
HCA, Inc., 3.13%, 03/15/27
(d)
.......... 160 148,716
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc.
4.50%, 04/01/25 ................. USD 16 $ 15,858
1.35%, 02/03/27 ................. 490 430,202
3.70%, 03/23/29 ................. 360 338,695
4.88%, 04/01/30 ................. 57 57,282
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 ..................... 40 35,812
Quest Diagnostics, Inc., 3.45%, 06/01/26 .. 100 95,586
UnitedHealth Group, Inc.
5.30%, 02/15/30 ................. 350 368,840
4.20%, 05/15/32 ................. 1,500 1,470,186
4.50%, 04/15/33 ................. 90 89,482
5.88%, 02/15/53 ................. 60 67,440
3,702,862
Health Care REITs — 0.1%
Welltower OP LLC, 4.00%, 06/01/25 ..... 300 291,287
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.
(d)
8.13%, 07/01/27 ................. 95 96,900
7.00%, 02/15/30 ................. 81 82,417
Hilton Domestic Operating Co., Inc., 4.88%,
01/15/30 ..................... 88 84,292
Hilton Grand Vacations Borrower Escrow LLC,
5.00%, 06/01/29
(d)
............... 91 80,825
Starbucks Corp., 2.00%, 03/12/27 ....... 250 227,256
571,690
Household Products — 0.0%
Colgate-Palmolive Co., 3.25%, 08/15/32 ... 15 14,048
Industrial REITs — 0.0%
Prologis LP, 5.25%, 06/15/53 .......... 25 25,028
Insurance — 0.7%
Alleghany Corp., 3.63%, 05/15/30 ....... 30 28,253
Ambac Assurance Corp., 5.10%
(d)(h)
...... 5 7,107
Arthur J Gallagher & Co., 3.50%, 05/20/51 . 330 237,279
Hanover Insurance Group, Inc. (The), 4.50%,
04/15/26 ..................... 1,030 1,017,814
Manulife Financial Corp., 4.15%, 03/04/26 .. 340 334,661
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 816 808,652
2.25%, 11/15/30 ................. 541 456,587
Progressive Corp. (The), 2.50%, 03/15/27 .. 180 165,941
Trinity Acquisition plc, 4.40%, 03/15/26 .... 20 19,626
Willis North America, Inc., 2.95%, 09/15/29 . 190 167,359
3,243,279
IT Services — 0.4%
CGI, Inc., 2.30%, 09/14/31 ........... 520 410,687
Cogent Communications Group, Inc., 7.00%,
06/15/27
(d)
.................... 250 247,875
Gartner, Inc., 4.50%, 07/01/28
(d)
........ 185 175,602
International Business Machines Corp.
2.20%, 02/09/27 ................. 280 258,498
4.40%, 07/27/32 ................. 500 486,976
5.88%, 11/29/32 ................. 22 23,952
4.00%, 06/20/42 ................. 2 1,702
VeriSign, Inc., 2.70%, 06/15/31 ........ 180 152,615
1,757,907
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
3.05%, 09/22/26 ................. 545 514,006
2.10%, 06/04/30 ................. 97 81,065
2.30%, 03/12/31 ................. 820 687,281
1,282,352

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Machinery — 0.4%
Chart Industries, Inc., 9.50%, 01/01/31
(d)
... USD 77 $ 81,235
Cummins, Inc.
0.75%, 09/01/25 ................. 190 173,579
1.50%, 09/01/30 ................. 420 343,620
Deere & Co., 3.75%, 04/15/50 ......... 17 15,076
IDEX Corp., 2.63%, 06/15/31 .......... 980 826,625
Otis Worldwide Corp., 2.57%, 02/15/30 ... 23 20,169
Wabash National Corp., 4.50%, 10/15/28
(d)
. 200 173,394
1,633,698
Media — 0.1%
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/24 ................. 15 14,766
4.65%, 10/01/28 ................. 170 166,791
2.40%, 03/01/31 ................. 32 26,558
Sirius XM Radio, Inc., 5.50%, 07/01/29
(d)
... 236 214,760
422,875
Metals & Mining — 0.6%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ..................... 520 451,522
FMG Resources August 2006 Pty. Ltd.
(d)
5.88%, 04/15/30 ................. 85 81,441
6.13%, 04/15/32 ................. 84 80,850
Mineral Resources Ltd., 8.50%, 05/01/30
(d)
. 250 256,569
Reliance Steel & Aluminum Co., 1.30%,
08/15/25 ..................... 190 174,521
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 .... 760 843,715
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51 380 261,965
Rio Tinto Finance USA plc, 5.13%, 03/09/53 150 154,477
Steel Dynamics, Inc.
2.80%, 12/15/24 ................. 35 33,467
2.40%, 06/15/25 ................. 330 311,271
2,649,798
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ..................... 24 19,196
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 76 76,544
5.13%, 06/30/27 ................. 275 275,209
3.70%, 11/15/29 ................. 90 82,841
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 ................. 16 18,000
5.00%, 08/15/42 ................. 20 17,809
Kinder Morgan, Inc., 4.80%, 02/01/33 .... 67 64,643
MPLX LP, 2.65%, 08/15/30 ........... 361 306,135
ONEOK, Inc.
5.85%, 01/15/26 ................. 330 334,856
6.35%, 01/15/31 ................. 540 566,012
Vermilion Energy, Inc., 6.88%, 05/01/30
(d)
.. 365 332,403
2,074,452
Paper & Forest Products — 0.1%
Georgia-Pacific LLC
1.75%, 09/30/25
(d)
................ 22 20,370
0.95%, 05/15/26
(d)
................ 10 8,892
7.75%, 11/15/29 ................. 20 23,516
Louisiana-Pacific Corp., 3.63%, 03/15/29
(d)
. 200 171,969
224,747
Passenger Airlines — 0.0%
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 64 62,950
Series 2016-1, Class B, 5.25%, 01/15/24 39 38,075
Series 2017-1, Class B, 4.95%, 02/15/25 13 12,680
Series 2019-1, Class B, 3.85%, 02/15/28 54 47,992
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 05/01/28 ..... USD 31 $ 28,437
190,134
Pharmaceuticals — 0.8%
Astrazeneca Finance LLC
1.20%, 05/28/26 ................. 380 346,048
1.75%, 05/28/28 ................. 390 346,064
2.25%, 05/28/31 ................. 280 240,898
Bausch Health Cos., Inc., 11.00%, 09/30/28
(d)
42 30,905
Bristol-Myers Squibb Co., 2.95%, 03/15/32 . 200 180,299
Eli Lilly & Co.
4.88%, 02/27/53 ................. 80 82,721
4.95%, 02/27/63 ................. 305 313,813
Jazz Securities DAC, 4.38%, 01/15/29
(d)
... 200 184,000
Johnson & Johnson, 2.25%, 09/01/50 .... 370 249,326
Merck & Co., Inc.
2.15%, 12/10/31 ................. 420 355,567
2.45%, 06/24/50 ................. 30 20,212
2.75%, 12/10/51 ................. 19 13,448
Novartis Capital Corp., 2.20%, 08/14/30 ... 855 749,065
Zoetis, Inc.
4.50%, 11/13/25 ................. 370 368,000
3.00%, 09/12/27 ................. 110 103,681
2.00%, 05/15/30 ................. 70 58,849
3,642,896
Professional Services — 0.5%
AMN Healthcare, Inc., 4.00%, 04/15/29
(d)
.. 285 252,225
ASGN, Inc., 4.63%, 05/15/28
(d)
......... 267 249,140
Automatic Data Processing, Inc., 1.70%,
05/15/28 ..................... 1,510 1,347,413
Thomson Reuters Corp., 3.35%, 05/15/26 .. 530 507,191
2,355,969
Real Estate Management & Development — 0.1%
CBRE Services, Inc., 4.88%, 03/01/26 .... 170 167,308
Howard Hughes Corp. (The), 5.38%, 08/01/28
(d)
90 81,955
249,263
Retail REITs — 0.0%
Realty Income Corp.
3.00%, 01/15/27 ................. 5 4,670
3.25%, 01/15/31 ................. 40 35,235
39,905
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Corp., 3.88%, 01/15/27 ...... 129 124,705
Broadcom, Inc., 3.75%, 02/15/51
(d)
...... 300 220,936
Lam Research Corp., 3.75%, 03/15/26 .... 56 55,062
NVIDIA Corp.
3.20%, 09/16/26 ................. 752 731,185
1.55%, 06/15/28 ................. 190 167,461
2.00%, 06/15/31 ................. 590 496,389
3.50%, 04/01/50 ................. 50 40,933
3.70%, 04/01/60 ................. 180 144,496
NXP BV
3.88%, 06/18/26 ................. 25 24,089
4.30%, 06/18/29 ................. 172 163,615
3.40%, 05/01/30 ................. 70 62,729
2.50%, 05/11/31 ................. 189 155,556
Texas Instruments, Inc.
1.90%, 09/15/31 ................. 97 81,304
3.65%, 08/16/32 ................. 1,020 968,334
3,436,794

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Software — 1.0%
Adobe, Inc., 2.30%, 02/01/30 .......... USD 1,010 $ 897,020
Autodesk, Inc.
3.50%, 06/15/27 ................. 81 77,498
2.40%, 12/15/31 ................. 54 44,914
Gen Digital, Inc., 7.13%, 09/30/30
(d)
...... 113 112,435
Intuit, Inc.
1.35%, 07/15/27 ................. 860 763,940
1.65%, 07/15/30 ................. 1,060 881,745
Oracle Corp.
4.50%, 05/06/28 ................. 60 59,278
4.65%, 05/06/30 ................. 40 38,949
4.90%, 02/06/33 ................. 80 78,357
5.55%, 02/06/53 ................. 115 109,485
Roper Technologies, Inc., 1.75%, 02/15/31 . 26 20,783
Salesforce, Inc., 3.05%, 07/15/61 ....... 10 6,862
ServiceNow, Inc., 1.40%, 09/01/30 ...... 850 684,754
VMware, Inc., 1.80%, 08/15/28 ........ 784 662,055
4,438,075
Specialized REITs — 0.3%
American Tower Corp.
5.00%, 02/15/24 ................. 15 14,931
2.95%, 01/15/25 ................. 8 7,702
1.30%, 09/15/25 ................. 190 173,946
1.60%, 04/15/26 ................. 26 23,513
1.45%, 09/15/26 ................. 200 177,806
Crown Castle, Inc.
3.70%, 06/15/26 ................. 50 48,203
1.05%, 07/15/26 ................. 218 192,096
Equinix, Inc.
1.00%, 09/15/25 ................. 151 136,754
1.45%, 05/15/26 ................. 160 143,970
Iron Mountain, Inc., 5.25%, 07/15/30
(d)
.... 200 180,336
1,099,257
Specialty Retail — 0.3%
Bath & Body Works, Inc., 6.95%, 03/01/33 . 94 83,150
Home Depot, Inc. (The)
2.88%, 04/15/27 ................. 110 104,863
1.50%, 09/15/28 ................. 300 261,556
1.38%, 03/15/31 ................. 31 24,805
1.88%, 09/15/31 ................. 400 330,934
4.50%, 12/06/48 ................. 17 16,005
Lowe's Cos., Inc.
4.00%, 04/15/25 ................. 170 167,699
3.35%, 04/01/27 ................. 450 431,369
3.65%, 04/05/29 ................. 93 88,049
1,508,430
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
3.95%, 08/08/52 ................. 185 165,683
4.10%, 08/08/62 ................. 40 35,656
Hewlett Packard Enterprise Co.
5.90%, 10/01/24 ................. 75 75,946
6.10%, 04/01/26 ................. 80 80,731
Xerox Holdings Corp., 5.50%, 08/15/28
(d)
.. 96 83,095
441,111
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc.
5.65%, 01/15/53 ................. 310 317,508
5.80%, 09/15/62 ................. 75 77,707
395,215
Total Corporate Bonds — 20.3%
(Cost: $92,327,402) .............................. 88,558,091
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ENR, Term
Loan A, (3-mo. LIBOR USD + 3.75%),
0.00%
,
 05/21/23
(a)(f)(i)(j)
.............. USD 7 $ 525
Total Floating Rate Loan Interests — 0.0%
(Cost: $7,000) ................................. 525
Shares
Shares
Investment Companies
(k)
iShares MSCI India ETF
(f)
............. 69,103 2,719,894
iShares Russell 1000 Value ETF ........ 55,212 8,406,579
Total Investment Companies — 2.5%
(Cost: $11,878,319) .............................. 11,126,473
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. LIBOR
USD at 0.35% Floor and 5.42% Cap +
0.35%), 5.20%, 06/25/35
(a)
........ 40 32,509
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 19 9,955
Series 2006-OC10, Class 2A3, (1-mo.
LIBOR USD at 0.46% Floor + 0.46%),
5.31%, 11/25/36
(a)
.............. 23 19,084
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.13%,
04/25/47
(a)
................... 20 17,268
Series 2007-OA3, Class 2A2, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.21%,
04/25/47
(a)
................... 1 78
Series 2007-OA8, Class 2A1, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.21%,
06/25/47
(a)
................... 13 9,108
Series 2007-OH2, Class A2A, (1-mo. LIBOR
USD at 0.48% Floor and 10.00% Cap +
0.48%), 5.33%, 08/25/47
(a)
........ 6 4,597
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 4.08%, 10/25/46
(a)
45 30,378
APS Resecuritization Trust
(a)(d)
Series 2016-1, Class 1MZ, 2.98%, 07/31/57 139 55,635
Series 2016-3, Class 3A, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.70%,
09/27/46 .................... 19 18,812
Banc of America Funding Trust, Series 2014-
R2, Class 1C, 0.00%, 11/26/36
(a)(d)
..... 53 13,761
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (1-mo. LIBOR USD
at 0.28% Floor and 11.00% Cap + 0.28%),
5.13%, 08/25/36
(a)
................ 12 11,396
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 266 119,694
Citicorp Mortgage Securities Trust, Series
2008-2, Class 1A1, 6.50%, 06/25/38 .... 23 17,818
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(d)
..................... 109 45,531

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, (1-
mo. LIBOR USD at 1.35% Floor and 6.25%
Cap + 1.35%), 6.20%, 11/25/35
(a)
...... USD 18 $ 4,305
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
........ 24 15,529
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.19%,
08/25/47
(a)
..................... 81 68,118
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
5.14%, 03/25/36
(a)
................ 5 4,493
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 1 1,169
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 3.36%, 09/25/37
(a)
28 17,895
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (1-mo. LIBOR USD at 0.42%
Floor and 11.50% Cap + 0.42%), 5.27%,
03/25/37
(a)
..................... 32 28,366
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(d)
. 34 32,831
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
LIBOR USD at 0.42% Floor + 0.42%),
5.27%, 06/25/37
(a)
................ 4 3,808
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.62%,
04/25/36
(a)
..................... 7 4,348
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.23%, 06/25/36
(a)
.......... 11 8,915
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 32 29,145
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(c)
................... 41 36,460
661,006
Commercial Mortgage-Backed Securities — 0.0%
(a)(d)
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.30%,
01/25/36 .................... 15 13,399
Series 2005-4A, Class M1, (1-mo. LIBOR
USD at 0.45% Floor + 0.68%), 5.52%,
01/25/36 .................... 11 10,048
Series 2006-1A, Class A2, (1-mo. LIBOR
USD at 0.54% Floor + 0.54%), 5.39%,
04/25/36 .................... 6 5,743
Series 2006-3A, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.38%), 5.22%,
10/25/36 .................... 8 7,537
Series 2006-3A, Class A2, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.30%,
10/25/36 .................... 8 7,556
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class
1A, (1-mo. LIBOR USD at 0.25% Floor +
0.25%), 5.10%, 03/25/37 ............ 2 1,876
46,159
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a)(d)
....... USD 1,000 $ 29
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(d)(l)
.... 37 6,103
Total Non-Agency Mortgage-Backed Securities — 0.2%
(Cost: $877,752) ................................ 713,297
Beneficial Interest
(000)
Other Interests
(m)
Capital Markets — 0.0%
(f)(i)(j)
Lehman Brothers Holdings, Capital Trust VII . 130 —
Lehman Brothers Holdings, Inc.
(a)
........ 490 —
Total Other Interests — 0.0%
(Cost: $6) .................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.3%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference) 138 14,106
Banks — 0.1%
Banco Bradesco SA (Preference)
(f)
....... 96,132 250,551
Bancolombia SA (Preference) .......... 11,335 71,023
Itau Unibanco Holding SA (Preference) .... 5,890 28,878
350,452
Chemicals — 0.1%
Braskem SA (Preference) ............. 5,881 22,510
Fuchs Petrolub SE (Preference) ......... 189 7,706
Sociedad Quimica y Minera de Chile SA
(Preference) .................... 5,685 456,808
487,024
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA (Preference) ....... 45,520 210,157
Passenger Airlines — 0.0%
Azul SA (Preference)
(f)
............... 26,852 63,787
Total Preferred Securities — 0.3%
(Cost: $1,397,336) .............................. 1,125,526
Rights
Ground Transportation — 0.0%
Localiza Rent a Car SA(Expires 05/18/23,
Strike Price BRL 41.15)
(f)
............ 9 23
Total Rights — 0.0%
(Cost: $—) .................................... 23
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 8.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 153 145,349
3.00%, 09/01/27 - 12/01/46 .......... 261 245,274
3.50%, 04/01/31 - 01/01/48 .......... 408 391,158
4.00%, 08/01/40 - 12/01/45 .......... 64 63,104
4.50%, 02/01/39 - 04/01/49 .......... 475 475,901

BlackRock Sustainable Balanced Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.00%, 10/01/41 - 11/01/48 .......... USD 93 $ 95,220
5.50%, 06/01/41 ................. 43 44,201
6.00%, 01/01/34 ................. 31 31,445
Federal National Mortgage Association,
4.00%, 01/01/41 ................. 5 4,431
Government National Mortgage Association
2.00%, 08/20/50 - 04/20/52 .......... 3,571 3,038,858
2.00%, 04/15/53
(n)
................ 663 563,365
2.50%, 07/20/51 - 07/20/52 .......... 5,295 4,658,856
2.50%, 04/15/53
(n)
................ 600 528,000
3.00%, 02/15/45 - 09/20/52 .......... 3,200 2,921,677
3.00%, 04/15/53
(n)
................ 770 701,782
3.50%, 01/15/42 - 02/20/52 .......... 1,166 1,111,025
3.50%, 04/15/53
(n)
................ 711 666,535
4.00%, 04/20/39 - 12/20/47 .......... 208 203,798
4.00%, 04/15/53
(n)
................ 694 668,140
4.50%, 12/20/39 - 04/20/50 .......... 274 275,042
4.50%, 04/15/53
(n)
................ 172 169,412
5.00%, 12/15/38 - 07/20/42 .......... 58 60,160
5.00%, 04/15/53
(n)
................ 275 275,344
7.50%, 03/15/32 ................. 1 1,283
Uniform Mortgage-Backed Securities
2.00%, 10/01/31 - 02/01/52 .......... 3,817 3,202,533
2.00%, 04/25/38 - 04/25/53
(n)
......... 1,025 905,896
2.50%, 09/01/27 - 02/01/52 .......... 1,971 1,762,752
2.50%, 04/25/38 - 04/25/53
(n)
......... 700 626,486
3.00%, 04/01/29 - 03/01/52 .......... 2,033 1,883,762
3.50%, 08/01/30 - 01/01/51 .......... 2,657 2,511,617
3.50%, 04/25/38
(n)
................ 61 58,965
4.00%, 10/01/33 - 01/01/51 .......... 1,313 1,289,301
4.00%, 04/25/38 - 04/25/53
(n)
......... 250 239,796
4.50%, 02/01/25 - 05/01/49 .......... 2,220 2,222,567
4.50%, 04/25/53
(n)
................ 75 73,485
5.00%, 09/01/35 - 05/01/49 .......... 166 169,464
5.00%, 04/25/53
(n)
................ 3,150 3,141,633
5.50%, 02/01/35 - 04/01/41 .......... 272 280,574
6.00%, 12/01/27 - 06/01/41 .......... 157 163,750
6.50%, 05/01/40 ................. 43 45,729
Total U.S. Government Sponsored Agency Securities — 8.2%
(Cost: $38,132,636) .............................. 35,917,670
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 ................. 66 71,185
4.50%, 08/15/39 ................. 82 91,058
4.38%, 11/15/39 ................. 82 89,585
1.13%, 05/15/40 - 08/15/40 .......... 694 460,263
1.38%, 11/15/40 ................. 347 239,010
2.25%, 05/15/41 - 02/15/52 .......... 13,000 9,839,570
2.38%, 02/15/42 ................. 4,000 3,216,562
3.13%, 02/15/43 ................. 332 298,515
2.88%, 05/15/43 - 11/15/46 .......... 597 512,675
3.63%, 08/15/43 ................. 332 322,247
3.75%, 11/15/43 ................. 332 327,928
2.50%, 02/15/45 ................. 593 473,172
3.00%, 02/15/47 ................. 1,500 1,305,293
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 11/15/50 ................. USD 3 $ 1,924
1.88%, 11/15/51 ................. 1,000 680,938
U.S. Treasury Notes
0.50%, 05/31/27 ................. 129 113,197
2.25%, 08/15/27 ................. 798 752,770
1.25%, 03/31/28 - 09/30/28 .......... 1,047 932,959
2.88%, 08/15/28 ................. 188 181,060
3.13%, 11/15/28 ................. 363 353,868
1.75%, 01/31/29 - 11/15/29 .......... 1,239 1,112,699
2.63%, 02/15/29 ................. 63 59,737
1.88%, 02/28/29 - 02/15/32 .......... 12,352 11,095,879
2.38%, 05/15/29 ................. 7,063 6,589,834
1.63%, 08/15/29 - 05/15/31 .......... 492 433,699
1.50%, 02/15/30 ................. 23 20,163
1.13%, 02/15/31 ................. 179 150,731
1.38%, 11/15/31 ................. 3 2,532
Total U.S. Treasury Obligations — 9.1%
(Cost: $45,740,401) .............................. 39,729,053
Total Long-Term Investments — 96.3%
(Cost: $426,924,960) ............................. 419,951,447
Shares
Shares
Short-Term Securities
Money Market Funds — 4.9%
(k)(o)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 12,795,042 12,795,042
SL Liquidity Series, LLC, Money Market Series,
5.01%
(p)
....................... 8,546,351 8,547,205
Total Money Market Funds — 4.9%
(Cost: $21,342,455) .............................. 21,342,247
Par (000)
Pa r (000)
U.S. Treasury Obligations — 2.4%
U.S. Treasury Bills
(q)
4.54%, 04/13/23 ................. 1,500 1,498,076
4.58%, 04/27/23 ................. 3,500 3,489,267
4.73%, 05/18/23 ................. 1,100 1,093,565
4.74%, 05/25/23 ................. 300 298,000
4.79%, 06/01/23 ................. 100 99,256
4.63%, 06/15/23 ................. 3,500 3,467,060
4.60%, 06/22/23 ................. 200 197,956
4.64%, 06/29/23 ................. 300 296,643
Total U.S. Treasury Obligations — 2.4%
(Cost: $10,437,838) .............................. 10,439,823
Total Short-Term Securities — 7.3%
(Cost: $31,780,293) .............................. 31,782,070
Total Investments — 103.6%
(Cost: $458,705,253 ) ............................. 451,733,517
Liabilities in Excess of Other Assets — (3.6)% ............ (15,880,708)
Net Assets — 100.0% ..............................
$ 435,852,809
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rounds to less than 1,000.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
Perpetual security with no stated maturity date.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(k)
Affiliate of the Fund.
(l)
Zero-coupon bond.
(m)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(n)
Represents or includes a TBA transaction.
(o)
Annualized 7-day yield as of period end.
(p)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(q)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 21,365,821 $ — $ (8,570,779)
(a)
$ — $ — $ 12,795,042 12,795,042 $ 201,004 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 8,141,813 403,681
(a)
— 2,633 (922) 8,547,205 8,546,351 11,098
(b)
—
iShares MSCI India ETF ...... 2,777,296 170,748 (68,268) (9,605) (150,277) 2,719,894 69,103 — —
iShares Russell 1000 Value ETF — 8,730,480 — — (323,901) 8,406,579 55,212 42,136 —
$ (6,972) $ (475,100) $ 32,468,720 $ 254,238 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ............................................................. 28 06/08/23 $ 4,246 $ 158,691
S&P/TSX 60 Index ......................................................... 3 06/15/23 537 13,425
MSCI EAFE E-Mini Index ..................................................... 6 06/16/23 629 27,024
MSCI Emerging Markets E-Mini Index ............................................ 5 06/16/23 249 8,527
S&P 500 E-Mini Index ....................................................... 7 06/16/23 1,448 74,726
U.S. Treasury 10 Year Note ................................................... 11 06/21/23 1,266 39,268
U.S. Treasury Long Bond ..................................................... 12 06/21/23 1,576 73,450
395,111
Short Contracts
MSCI EAFE E-Mini Index ..................................................... 9 06/16/23 943 (30,756)
MSCI Emerging Markets E-Mini Index ............................................ 40 06/16/23 1,991 (70,621)
S&P 500 E-Mini Index ....................................................... 21 06/16/23 4,345 (259,263)
U.S. Treasury 10 Year Note ................................................... 8 06/21/23 921 (3,362)
U.S. Treasury Ultra Bond ..................................................... 44 06/21/23 6,233 (229,783)
U.S. Treasury 2 Year Note .................................................... 36 06/30/23 7,438 (79,903)
U.S. Treasury 5 Year Note .................................................... 196 06/30/23 21,491 (25,556)
(699,244)
$ (304,133)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 7,594,727 USD 8,057,212 Bank of America NA 06/21/23 $ 216,364
216,364
USD 120,407 EUR 113,000 Toronto Dominion Bank 06/21/23 (2,693)
USD 118,575 GBP 99,100 Deutsche Bank AG 06/21/23 (3,866)
USD 1,252,853 JPY 168,903,000 Societe Generale SA 06/21/23 (34,197)
(40,756)
$ 175,608
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR plus 0.09% Quarterly
MSCI ACWI ESG
Universal Index Quarterly BNP Paribas SA 04/11/23 USD 22,883 $ 546,784 $ — $ 546,784
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 4.87%

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 886,415 $ — $ 886,415
Common Stocks
Aerospace & Defense .................................... 240,778 747,843 — 988,621
Air Freight & Logistics .................................... 1,157,205 601,079 — 1,758,284
Automobile Components .................................. 467,242 351,960 — 819,202
Automobiles .......................................... 2,886,614 3,819,055 — 6,705,669
Banks ............................................... 7,792,111 5,294,927 — 13,087,038
Beverages ........................................... 5,605,569 1,423,287 — 7,028,856
Biotechnology ......................................... 3,316,992 719,466 — 4,036,458
Broadline Retail ........................................ 4,615,637 1,337,552 — 5,953,189
Building Products ....................................... 368,436 122,282 — 490,718
Capital Markets ........................................ 2,882,103 2,273,095 — 5,155,198
Chemicals ............................................ 884,757 4,167,750 — 5,052,507
Commercial Services & Supplies ............................. 266,789 — — 266,789
Communications Equipment ................................ 406,018 351,333 — 757,351
Construction & Engineering ................................ 1,738,451 1,065,504 — 2,803,955
Consumer Finance ...................................... 2,534,423 — — 2,534,423
Consumer Staples Distribution & Retail ........................ 1,354,501 2,796,989 — 4,151,490
Distributors ........................................... 124,872 — — 124,872
Diversified Consumer Services .............................. 6,142 19,572 — 25,714
Diversified Telecommunication Services ........................ 293,717 683,166 — 976,883
Electric Utilities ........................................ 2,222,864 886,575 — 3,109,439
Electrical Equipment ..................................... 8,406 3,833,183 — 3,841,589
Electronic Equipment, Instruments & Components ................. 1,077,001 2,191,545 — 3,268,546
Energy Equipment & Services .............................. 1,118,780 67,948 — 1,186,728
Entertainment ......................................... — 28,584 — 28,584
Financial Services ...................................... 5,528,115 176,441 — 5,704,556
Food Products ......................................... 2,948,976 1,140,391 — 4,089,367
Ground Transportation ................................... 131,593 — — 131,593
Health Care Equipment & Supplies ........................... 4,449,995 106,558 — 4,556,553
Health Care Providers & Services ............................ 7,671,204 — — 7,671,204
Health Care Technology .................................. 85,444 — — 85,444
Hotels, Restaurants & Leisure .............................. 2,186,747 1,777,925 — 3,964,672
Household Durables ..................................... — 396,582 — 396,582

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Household Products ..................................... $ 2,022,401 $ — $ — $ 2,022,401
Independent Power and Renewable Electricity Producers ............ 159,949 141,401 — 301,350
Industrial Conglomerates .................................. 3,924,138 2,642,420 — 6,566,558
Industrial REITs ........................................ 555,476 499,553 — 1,055,029
Insurance ............................................ 7,248,597 2,526,257 — 9,774,854
Interactive Media & Services ............................... 6,807,396 3,271,202 — 10,078,598
IT Services ........................................... 5,632,382 297,177 — 5,929,559
Leisure Products ....................................... — 102,642 — 102,642
Life Sciences Tools & Services .............................. 3,121,952 246,447 — 3,368,399
Machinery ............................................ 2,930,707 1,894,752 — 4,825,459
Marine Transportation .................................... — 226,881 — 226,881
Media ............................................... 2,399,843 73,504 — 2,473,347
Metals & Mining ........................................ 1,929,076 2,612,845 — 4,541,921
Multi-Utilities .......................................... — 880,391 — 880,391
Oil, Gas & Consumable Fuels ............................... 10,283,650 1,314,372 — 11,598,022
Paper & Forest Products .................................. 100,002 — — 100,002
Passenger Airlines ...................................... 245,189 324,173 — 569,362
Personal Care Products .................................. 8,303 1,246,389 — 1,254,692
Pharmaceuticals ....................................... 7,676,889 6,622,848 — 14,299,737
Professional Services .................................... 563,710 2,114,216 — 2,677,926
Real Estate Management & Development ....................... 234,741 2,880,089 — 3,114,830
Retail REITs .......................................... 6,090 59,107 — 65,197
Semiconductors & Semiconductor Equipment .................... 7,707,852 3,717,895 — 11,425,747
Software ............................................. 14,640,327 1,305,436 — 15,945,763
Specialized REITs ...................................... 536,144 — — 536,144
Specialty Retail ........................................ 4,364,608 1,079,995 — 5,444,603
Technology Hardware, Storage & Peripherals .................... 13,996,965 330,146 — 14,327,111
Textiles, Apparel & Luxury Goods ............................ 1,992,246 4,151,690 — 6,143,936
Trading Companies & Distributors ............................ — 7,234 — 7,234
Transportation Infrastructure ............................... 76,569 6,303 — 82,872
Water Utilities ......................................... 22,437 369,067 — 391,504
Wireless Telecommunication Services ......................... — 1,010,229 — 1,010,229
Corporate Bonds
Aerospace & Defense .................................... — 74,715 — 74,715
Air Freight & Logistics .................................... — 37,326 — 37,326
Automobile Components .................................. — 168,411 — 168,411
Automobiles .......................................... — 262,197 — 262,197
Banks ............................................... — 18,630,472 — 18,630,472
Beverages ........................................... — 4,914,789 — 4,914,789
Biotechnology ......................................... — 3,664,258 — 3,664,258
Broadline Retail ........................................ — 158,590 — 158,590
Building Products ....................................... — 1,573,544 — 1,573,544
Capital Markets ........................................ — 8,473,947 — 8,473,947
Chemicals ............................................ — 341,522 — 341,522
Commercial Services & Supplies ............................. — 273,879 — 273,879
Communications Equipment ................................ — 760,691 — 760,691
Construction & Engineering ................................ — 689,852 — 689,852
Consumer Finance ...................................... — 860,470 — 860,470
Distributors ........................................... — 141,713 — 141,713
Diversified REITs ....................................... — 452,148 — 452,148
Diversified Telecommunication Services ........................ — 634,478 — 634,478
Electric Utilities ........................................ — 2,032,716 — 2,032,716
Electronic Equipment, Instruments & Components ................. — 1,324,596 — 1,324,596
Energy Equipment & Services .............................. — 243,553 — 243,553
Entertainment ......................................... — 352,405 — 352,405
Financial Services ...................................... — 803,648 250 803,898
Food Products ......................................... — 3,787,190 — 3,787,190
Gas Utilities ........................................... — 426,221 — 426,221
Ground Transportation ................................... — 177,424 — 177,424
Health Care Equipment & Supplies ........................... — 1,586,818 — 1,586,818
Health Care Providers & Services ............................ — 3,702,862 — 3,702,862
Health Care REITs ...................................... — 291,287 — 291,287
Hotels, Restaurants & Leisure .............................. — 571,690 — 571,690
Household Products ..................................... — 14,048 — 14,048
Fair Value Hierarchy as of Period End (continued)

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Industrial REITs ........................................ $ — $ 25,028 $ — $ 25,028
Insurance ............................................ — 3,243,279 — 3,243,279
IT Services ........................................... — 1,757,907 — 1,757,907
Life Sciences Tools & Services .............................. — 1,282,352 — 1,282,352
Machinery ............................................ — 1,633,698 — 1,633,698
Media ............................................... — 422,875 — 422,875
Metals & Mining ........................................ — 2,649,798 — 2,649,798
Office REITs .......................................... — 19,196 — 19,196
Oil, Gas & Consumable Fuels ............................... — 2,074,452 — 2,074,452
Paper & Forest Products .................................. — 224,747 — 224,747
Passenger Airlines ...................................... — 190,134 — 190,134
Pharmaceuticals ....................................... — 3,642,896 — 3,642,896
Professional Services .................................... — 2,355,969 — 2,355,969
Real Estate Management & Development ....................... — 249,263 — 249,263
Retail REITs .......................................... — 39,905 — 39,905
Semiconductors & Semiconductor Equipment .................... — 3,436,794 — 3,436,794
Software ............................................. — 4,438,075 — 4,438,075
Specialized REITs ...................................... — 1,099,257 — 1,099,257
Specialty Retail ........................................ — 1,508,430 — 1,508,430
Technology Hardware, Storage & Peripherals .................... — 441,111 — 441,111
Wireless Telecommunication Services ......................... — 395,215 — 395,215
Floating Rate Loan Interests ................................. — — 525 525
Investment Companies .................................... 11,126,473 — — 11,126,473
Non-Agency Mortgage-Backed Securities ........................ — 713,297 — 713,297
Other Interests .......................................... — — — —
Preferred Stocks
Automobiles .......................................... — 14,106 — 14,106
Banks ............................................... 350,452 — — 350,452
Chemicals ............................................ 22,510 464,514 — 487,024
Oil, Gas & Consumable Fuels ............................... 210,157 — — 210,157
Passenger Airlines ...................................... 63,787 — — 63,787
Rights ................................................ 23 — — 23
U.S. Government Sponsored Agency Securities .................... — 35,917,670 — 35,917,670
U.S. Treasury Obligations ................................... — 39,729,053 — 39,729,053
Short-Term Securities
Money Market Funds ...................................... 12,795,042 — — 12,795,042
U.S. Treasury Obligations ................................... — 10,439,823 — 10,439,823
$ 188,127,565 $ 255,057,972 $ 775 $ 443,186,312
Investments Valued at NAV
(a)
..................................... 8,547,205
$ —
$ 451,733,517
$ —
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 123,702 $ 705,475 $ — $ 829,177
Foreign currency exchange contracts ............................ — 216,364 — 216,364
Interest rate contracts ....................................... 112,718 — — 112,718
Liabilities
Equity contracts ........................................... (360,640) — — (360,640)
Foreign currency exchange contracts ............................ — (40,756) — (40,756)
Interest rate contracts ....................................... (338,604) — — (338,604)
$ (462,824) $ 881,083 $ — $ 418,259
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

BlackRock Sustainable Balanced Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Currency Abbreviation
BRL Brazilian Real
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate